Consolidated Statements of Loss and Other Comprehensive Loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue	¥ 106,937	¥ 115,115	¥ 295,897
Cost of sales	(56,346)	(97,804)	(126,026)
Gross profit	50,591	17,311	169,871
Other income	3,637	7,659	8,700
Selling and distribution expenses	(40,690)	(32,033)	(73,263)
Administrative expenses	(46,100)	(69,030)	(132,237)
Impairment losses on financial assets	(4,882)	(99,634)	(20,653)
Impairment losses on investments in associates and joint ventures	(20,525)
Other income (losses)	6	(707,237)
Other operating expenses	(818)	(1,661)	(2,904)
Operating loss	(58,781)	(884,625)	(50,486)
Share of loss of a joint venture			(491)
Change in fair value of equity investment at fair value through profit or loss		(1,000)
Finance costs	(7,027)	(4,848)	(7,684)
Finance income	9	34	79
Loss before tax	(65,799)	(890,439)	(58,582)
Income tax expense	(6)	(6,468)	(1,035)
Loss for the year and total comprehensive loss for the year	(65,805)	(896,907)	(59,617)
Equity holders of the parent	(65,291)	(894,214)	(59,570)
Non-controlling interests	(514)	(2,693)	(47)
Total comprehensive(loss)/income for the year	¥ (65,805)	¥ (896,907)	¥ (59,617)
Class A and Class B Ordinary Shares
LOSS PER SHARE FOR CLASS A AND CLASS B ORDINARY SHARES ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in Yuan Renminbi per share)	¥ (1.96)	¥ (30.19)	¥ (2.03)
Diluted (in Yuan Renminbi per share)	(1.96)	(30.19)	(2.03)
American Depositary Shares
LOSS PER SHARE FOR CLASS A AND CLASS B ORDINARY SHARES ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in Yuan Renminbi per share)	(1.96)	(30.19)	(2.03)
Diluted (in Yuan Renminbi per share)	¥ (1.96)	¥ (30.19)	¥ (2.03)